Significant Accounting Policies and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation
Principles of Consolidation and Basis of Presentation
The accounting and reporting policies of BancShares are in accordance with United States generally accepted accounting principles (“GAAP”) and general practices within the banking industry.

The consolidated financial statements of BancShares include the accounts of BancShares and its subsidiaries, certain partnership interests and variable interest entities (“VIEs”) where BancShares is the primary beneficiary, if applicable. All significant intercompany accounts and transactions are eliminated upon consolidation. Assets held in agency or fiduciary capacity are not included in the consolidated financial statements.

VIEs are legal entities that either do not have sufficient equity to finance their activities without the support from other parties or whose equity investors lack a controlling financial interest. BancShares has investments in certain partnerships and limited liability entities that have been evaluated and determined to be VIEs. Consolidation of a VIE is appropriate if a reporting entity holds a controlling financial interest in the VIE and is the primary beneficiary. BancShares is not the primary beneficiary and does not hold a controlling interest in the VIEs as we do not have the power to direct the activities that most significantly impact the VIEs’ economic performance. As such, assets and liabilities of these entities are not consolidated into the financial statements of BancShares. The recorded investment in these entities is reported within other assets. See Note 10—Variable Interest Entities and Note 11—Other Assets for additional information.

Principles of Consolidation
Principles of Consolidation and Basis of Presentation
The accounting and reporting policies of BancShares are in accordance with United States generally accepted accounting principles (“GAAP”) and general practices within the banking industry.

The consolidated financial statements of BancShares include the accounts of BancShares and its subsidiaries, certain partnership interests and variable interest entities (“VIEs”) where BancShares is the primary beneficiary, if applicable. All significant intercompany accounts and transactions are eliminated upon consolidation. Assets held in agency or fiduciary capacity are not included in the consolidated financial statements.

VIEs are legal entities that either do not have sufficient equity to finance their activities without the support from other parties or whose equity investors lack a controlling financial interest. BancShares has investments in certain partnerships and limited liability entities that have been evaluated and determined to be VIEs. Consolidation of a VIE is appropriate if a reporting entity holds a controlling financial interest in the VIE and is the primary beneficiary. BancShares is not the primary beneficiary and does not hold a controlling interest in the VIEs as we do not have the power to direct the activities that most significantly impact the VIEs’ economic performance. As such, assets and liabilities of these entities are not consolidated into the financial statements of BancShares. The recorded investment in these entities is reported within other assets. See Note 10—Variable Interest Entities and Note 11—Other Assets for additional information.

Reclassifications
Reclassifications
In certain instances, amounts reported in the 2022 and 2021 consolidated financial statements have been reclassified to conform to the current financial statement presentation. Such reclassifications had no effect on previously reported stockholders’ equity or net income.
Use of Estimates in the Preparation of Financial Statements
Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions based on available information. These estimates and assumptions impact the amounts reported in the consolidated financial statements and accompanying notes and the disclosures provided, and actual results could differ from those estimates. The significant estimates related to the determination of the allowance for loan and lease losses (“ALLL”) and fair values of loans acquired in and the core deposit intangibles associated with a business combination are considered critical accounting estimates.

Business Combinations
Business Combinations
BancShares accounts for business combinations using the acquisition method of accounting. Under this method, acquired assets and assumed liabilities are included with the acquirer’s accounts at their estimated fair value as of the date of acquisition, with any excess of purchase price over the fair values of the net assets acquired and any finite-lived intangible assets established in connection with the business combination recognized as goodwill. To the extent the fair value of identifiable net assets acquired exceeds the purchase price, a gain on acquisition is recognized. Acquisition-related costs are recognized as period expenses as incurred.

On March 27, 2023 (the “SVBB Acquisition Date”), FCB acquired substantially all loans and certain other assets and assumed all customer deposits and certain other liabilities of Silicon Valley Bridge Bank, N.A. (“SVBB”) from the Federal Deposit Insurance Corporation (the “FDIC”) pursuant to the terms of a purchase and assumption agreement (the “SVBB Purchase Agreement”) by and among FCB, the FDIC, and the FDIC, as receiver of SVBB (the “SVBB Acquisition”).
On January 3, 2022 (the “CIT Merger Date”), BancShares completed its merger (the “CIT Merger”) with CIT Group Inc. (“CIT”), pursuant to an Agreement and Plan of Merger, dated as of October 15, 2020, as amended by Amendment No. 1, dated as of September 30, 2021 (as amended, the “CIT Merger Agreement”).
Reportable Segments
Reportable Segments
As of December 31, 2022, BancShares managed its business and reported its financial results in General Bank, Commercial Bank, and Rail segments. All other financial information is included in the “Corporate” section of segment disclosures. In conjunction with the SVBB Acquisition, BancShares added the Silicon Valley Banking (“SVB”) segment during the first quarter of 2023.

Effective January 1, 2024, we made the following changes to our segment reporting:
•the private banking and wealth management components of the SVB segment were integrated into the General Bank segment which already included other wealth management activities;
•the SVB segment was renamed SVB Commercial as its customers primarily include commercial clients in key innovation markets, as well as private equity and venture capital clients; and
•the Direct Bank (a nationwide digital banking platform that delivers deposit products to consumers) previously allocated to the General Bank segment was transitioned to Corporate which already included borrowings and brokered deposits.
Segment disclosures for all fiscal periods included in Note 23—Business Segment Information were retrospectively revised to conform with the above described changes to our reportable segments.

Interest-Earning Deposits at Banks
Interest-Earning Deposits at Banks
Interest-earning deposits at banks are primarily comprised of interest-bearing deposits with the Federal Reserve Bank (“FRB”) and other banks. Interest-earning deposits at banks have maturities of three months or less. The carrying value of interest-earning deposits at banks approximates its fair value due to its short-term nature.

Securities Purchased Under Agreement to Resell and Securities Sold Under Customer Repurchase Agreements
Securities Purchased Under Agreement to Resell
Securities purchased under agreement to resell are accounted for as collateralized financing transactions as the terms of such purchase agreements do not qualify for sale accounting and are therefore recorded at the amount of cash advanced. The securities purchased under agreement to resell were collateralized by U.S. Treasury and U.S. agency mortgage-backed securities. Accrued interest receivables are recorded in other assets. Interest earned is recorded in interest income.
Securities Sold Under Customer Repurchase Agreements
BancShares enters into sales of securities under agreements to repurchase which are treated as financings, with the obligation to repurchase securities sold reflected as short-term borrowings.
Investments
Investments

Debt Securities
BancShares classifies debt securities as held to maturity or available for sale. Debt securities are classified as held to maturity when BancShares has the intent and ability to hold the securities to maturity. held to maturity securities are reported at amortized cost. Debt securities classified as available for sale are reported at estimated fair value, with unrealized gains and losses, net of income taxes, reported in Accumulated Other Comprehensive Income (“AOCI”). Amortization of premiums and accretion of discounts for debt securities are recorded in interest income. Realized gains and losses from the sale of debt securities are included in noninterest income. BancShares performs pre-purchase due diligence and evaluates the credit risk of available for sale and held to maturity debt securities purchased directly into BancShares' portfolio or via acquisition. If securities have evidence of more than insignificant credit deterioration since issuance, they are designated as purchased credit deteriorated (“PCD”).

For available for sale debt securities, management performs a quarterly analysis of the investment portfolio to evaluate securities currently in an unrealized loss position for potential credit-related impairment. If BancShares intends to sell a security, or does not have the intent and ability to hold a security before recovering the amortized cost, the entirety of the unrealized loss is immediately recorded in earnings to the extent that it exceeds the associated allowance for credit losses previously established. For the remaining securities, an analysis is performed to determine if any portion of the unrealized loss recorded relates to credit impairment. If credit-related impairment exists, the amount is recorded through the allowance for credit losses and related provision. This review includes indicators such as changes in credit rating, delinquency, bankruptcy or other significant events impacting the issuer.
Debt securities are also classified as past due when the payment of principal and interest based upon contractual terms is 30 days delinquent or greater. Management reviews all debt securities with delinquent interest and immediately charges off any accrued interest determined to be uncollectible.

See Note 3—Investment Securities for additional information.

Equity Securities
Investments in equity securities having readily determinable fair values are stated at fair value. Realized and unrealized gains and losses on these securities are included in noninterest income. Dividends on marketable equity securities are included in interest on investment securities.

Nonmarketable equity securities that do not meet the criteria to be accounted for under the equity method and that do not have readily determinable fair values are measured at cost under the measurement alternative with adjustments for impairment and observable price changes if applicable. Dividends from these investments are included in noninterest income. See Note 11—Other Assets for amounts of nonmarketable equity securities at December 31, 2023 and 2022.

BancShares evaluates its equity securities for impairment and recoverability of the recorded investment based on analysis of the facts and circumstances of each investment, including the profitability and asset quality of the issuer, dividend payment history and recent redemption experience. Impairment is assessed at each reporting period and if identified, is recognized in noninterest income.

Other Securities
Membership in the Federal Home Loan Bank (“FHLB”) network requires ownership of FHLB restricted stock. This stock is restricted as it may only be sold to the FHLB and all sales must be at par. Accordingly, the FHLB restricted stock is carried at cost, less any applicable impairment charges and is recorded within other assets. Additionally, BancShares holds shares of Visa Inc. (“Visa”) Class B common stock. See Note 3—Investment Securities and Note 11—Other Assets for additional information.

Affordable Housing Tax Credit Investments
Affordable Housing Tax Credit Investments
BancShares has investments in qualified affordable housing projects primarily for the purposes of fulfilling Community Reinvestment Act of 1977 (“CRA”) requirements and obtaining tax credits. These investments are accounted for using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the initial cost of the investment is amortized in proportion to the tax credits and other tax benefits received, and the net investment performance is recognized in the income statement as a component of income tax expense. All of our investments in qualified affordable housing projects are accounted for under the proportional amortization method.
Equity Method Investments
Equity Method Investments
Under the equity method, we record our proportionate share of the profits or losses of the investment entity as an adjustment to the carrying value of the investment and as a component of other noninterest income. Dividends and distributions from these investments are recorded as reductions to the carrying value of the investments. These investments are evaluated for impairment, with impairment recorded when there is an other-than-temporary decline in value.
Assets Held for Sale
Assets Held for Sale
Assets held for sale (“AHFS”) primarily consists of commercial loans carried at the lower of the cost or fair value (“LOCOM”) and residential mortgage loans carried at fair value, as BancShares elected to apply the fair value option for mortgage loans originated with the intent to sell. AHFS also includes operating lease equipment held for sale, which is carried at LOCOM.
Loans and Leases
Loans and Leases
Originated loans for which management has the intent and ability to hold for the foreseeable future are classified as held for investment and carried at the principal amount outstanding net of any unearned income, charge-offs and unamortized fees and costs. Nonrefundable fees collected and certain direct costs incurred related to loan originations are deferred and recorded as an adjustment to loans outstanding. The net amount of the nonrefundable fees and costs is amortized to interest income over the contractual lives as an adjustment to yield using methods that approximate a constant yield, as applicable, or the straight-line method for revolving lines of credit.

BancShares extends credit to commercial customers through a variety of financing arrangements including term loans, revolving credit facilities, finance leases and operating leases. BancShares also extends credit through consumer loans, including residential mortgages and auto loans. Our loan classes as of December 31, 2023 are described below.
Commercial Loans and Leases
Commercial Construction – Commercial construction consists of loans to finance land for commercial development of real property and construction of multifamily apartments or other commercial properties. These loans are highly dependent on the supply and demand for commercial real estate (“CRE”) as well as the demand for newly constructed residential homes and lots acquired for development. Deterioration in demand could result in decreased collateral values, which could make repayments of outstanding loans difficult.

Owner Occupied Commercial Mortgage – Owner occupied commercial mortgage consists of loans to purchase or refinance owner occupied nonresidential properties. This includes office buildings, other commercial facilities and farmland. Commercial mortgages secured by owner occupied properties are primarily dependent on the ability of borrowers to achieve business results consistent with those projected at loan origination. While these loans are collateralized by real property in an effort to mitigate risk, it is possible the liquidation of collateral will not fully satisfy the obligation.

Non-owner Occupied Commercial Mortgage – Non-owner occupied commercial mortgage consists of loans to purchase or refinance investment nonresidential properties. This includes office buildings and other facilities rented or leased to unrelated parties, as well as farmland and multifamily properties. The primary risk associated with income producing commercial mortgage loans is the ability of the income-producing property that collateralizes the loan to produce adequate cash flow to service the debt. While these loans are collateralized by real property in an effort to mitigate risk, it is possible the liquidation of collateral will not fully satisfy the obligation.

Commercial and Industrial – Commercial and industrial (“C&I”) loans consist of loans or lines of credit to finance accounts receivable, inventory or other general business needs, and business credit cards. The primary risk associated with C&I loans is the ability of borrowers to achieve business results consistent with those projected at origination. Failure to achieve these projections presents risk that the borrower will be unable to service the debt consistent with the contractual terms of the loan.

Factoring – We provide factoring, receivable management, and secured financing to businesses (our clients, who are generally manufacturers or importers of goods) that operate in several industries, including apparel, textile, furniture, home furnishings and consumer electronics. Factoring entails the assumption of credit risk with respect to trade accounts receivable arising from the sale of goods by our clients to their customers (generally retailers) that have been factored (i.e., sold or assigned to the factor). The most prevalent risk in factoring transactions is customer credit risk, which relates to the financial inability of a customer to pay undisputed factored trade accounts receivable. Factoring receivables are primarily included in the C&I loan class.

Leases – Leases consists of finance lease arrangements for technology and office equipment and large and small industrial, medical, and transportation equipment.

Consumer Loans
Residential Mortgage – Consumer mortgage consists of loans to purchase, construct, or refinance the borrower’s primary dwelling, secondary residence or vacation home and are often secured by 1-4 family residential properties or undeveloped or partially developed land in anticipation of completing construction of a 1-4 family residential property. Significant and rapid declines in real estate values can result in borrowers having debt levels in excess of the current market value of the collateral. Delays in construction and development projects can cause cost overruns exceeding the borrower’s financial ability to complete the project. Such cost overruns can result in foreclosure of partially completed and unmarketable collateral.

Revolving Mortgage – Revolving mortgage consists of home equity lines of credit and other lines of credit or loans secured by first or second liens on the borrower’s primary residence. These loans are secured by both senior and junior liens on the residential real estate and are particularly susceptible to declining collateral values. This risk is elevated for loans secured by junior liens as a substantial decline in value could render the junior lien position effectively unsecured.

Consumer Auto – Consumer auto loans consist of installment loans to finance purchases of vehicles. These loans include direct auto loans originated in bank branches, as well as indirect auto loans originated through agreements with auto dealerships. The value of the underlying collateral within this class is at risk of potential rapid depreciation, which could result in unpaid balances in excess of the collateral, if any.

Consumer Other – Other consumer loans consist of loans to finance unsecured home improvements, student loans, and revolving lines of credit that can be secured or unsecured, including personal credit cards. The value of the underlying collateral within this class is at risk of potential rapid depreciation, which could result in unpaid balances in excess of the collateral.
Total SVB Loan Classes
Total SVB Loan classes described below were added to reflect the loans acquired in the SVBB Acquisition and are irrespective of business segment.

Global Fund Banking – Global fund banking is the largest class of Total SVB Loans and consists of capital call lines of credit, the repayment of which is dependent on the payment of capital calls by the underlying limited partner investors in funds managed by certain private equity and venture capital firms.

Investor Dependent – The investor dependent class includes loans made primarily to technology, life science and healthcare companies. These borrowers typically have modest or negative cash flows and rarely have an established record of profitable operations. Repayment of these loans may be dependent upon receipt by borrowers of additional equity financing from venture capital firms or other investors, or in some cases, a successful sale to a third-party or an initial public offering. The investor dependent loans are disaggregated into two classes:
•Early Stage – These include loans to pre-revenue, development-stage companies and companies that are in the early phases of commercialization, with revenues of up to $5 million.
•Growth Stage – These include loans to growth stage enterprises. Companies with revenues between $5 million and $15 million, or pre-revenue clinical-stage biotechnology companies, are considered to be mid-stage, and companies with revenues in excess of $15 million are considered to be later-stage.

Cash Flow Dependent and Innovation C&I – Cash flow dependent and innovation C&I loans are made primarily to technology, life science and healthcare companies that are not investor dependent. Repayment of these loans is not dependent on additional equity financing, a successful sale or an initial public offering.
•Cash Flow Dependent – Cash flow dependent loans are typically used to assist a select group of private equity sponsors with the acquisition of businesses, are larger in size and repayment is generally dependent upon the cash flows of the combined entities. Acquired companies are typically established, later-stage businesses of scale, and characterized by reasonable levels of leverage with loan structures that include meaningful financial covenants. The sponsor’s equity contribution is often 50 percent or more of the acquisition price.
•Innovation C&I – These include loans in innovation sectors such as technology, life science and healthcare industries. Innovation C&I loans are dependent on either the borrower’s cash flows or balance sheet for repayment. Cash flow dependent loans require the borrower to maintain cash flow from operations that is sufficient to service all debt. Borrowers must demonstrate normalized cash flow in excess of all fixed charges associated with operating the business. Balance sheet dependent loans include asset-backed loans and are structured to require constant current asset coverage (e.g., cash, cash equivalents, accounts receivable and, to a much lesser extent, inventory) in an amount that exceeds the outstanding debt. The repayment of these arrangements is dependent on the financial condition, and payment ability, of third parties with whom our clients do business.

Private Bank – Private banking includes loans to clients who are primarily private equity or venture capital professionals and executives in the innovation companies, as well as high net worth clients. We offer a customized suite of private banking services, including mortgages, home equity lines of credit, restricted and private stock loans, personal capital call lines of credit, lines of credit against liquid assets and other secured and unsecured lending products. In addition, we provide owner occupied commercial mortgages and real estate secured loans.

Commercial Real Estate – CRE consists generally of acquisition financing loans for commercial properties such as office buildings, retail properties, apartment buildings and industrial/warehouse space.

Other – The remaining smaller acquired portfolios are aggregated into this category. These include other C&I, premium wine and other acquired portfolios. .
•Other C&I loans include working capital and revolving lines of credit, as well as term loans for equipment and fixed assets. These loans are primarily to clients that are not in the technology, life science and healthcare industries. Additionally, other C&I loans contain commercial tax-exempt loans to not-for-profit private schools, colleges, public charter schools and other not-for-profit organizations.
•Premium wine loans are made to wine producers, vineyards and wine industry or hospitality businesses across the Western United States. A large portion of these loans are secured by real estate collateral such as vineyards and wineries.
▪Other acquired portfolios consist primarily of construction and land loans for financing new developments as well as financing for improvements to existing buildings. These also include community development loans made as part of our responsibilities under CRA.
Acquired Loans and Leases
BancShares’ accounting methods for acquired loans and leases depends on whether or not the loans reflect more than insignificant credit deterioration since origination at the date of acquisition.

Non-Purchased Credit Deteriorated Loans and Leases
Non-Purchased Credit Deteriorated (“Non-PCD”) loans and leases do not reflect more than insignificant credit deterioration since origination at the date of acquisition. These loans are recorded at fair value and an increase to the ALLL is recorded with a corresponding increase to the provision for credit losses at the date of acquisition. The difference between fair value and the unpaid principal balance (“UPB”) at the acquisition date is amortized or accreted to interest income over the contractual life of the loan using the effective interest method.

Purchased Credit Deteriorated Loans and Leases
Purchased loans and leases that reflect a more than insignificant credit deterioration since origination at the date of acquisition are classified as PCD loans and leases. PCD loans and leases are recorded at acquisition date amortized cost, which is the purchase price or fair value in a business combination, plus BancShares' initial ALLL, which results in a gross up of the loan balance (the “PCD Gross-Up”). The initial ALLL for PCD loans and leases (the “Initial PCD ALLL”) is established through the PCD Gross-Up and there is no corresponding increase to the provision for credit losses. The difference between the UPB and the acquisition date amortized cost resulting from the PCD Gross-Up is amortized or accreted to interest income over the contractual life of the loan using the effective interest method. Refer to Note 5—Allowance for Loan and Lease Losses for additional information.

Past Due and Non-Accrual Loans and Leases
Loans and leases are classified as past due when the payment of principal and interest based upon contractual terms is 30 days or greater delinquent. Loans and leases are generally placed on nonaccrual when principal or interest becomes 90 days past due or when it is probable the principal or interest is not fully collectible. When loans are placed on nonaccrual, previously uncollected accrued interest is reversed from interest income and the ongoing accrual of interest is discontinued. All payments received thereafter are applied as a reduction of the outstanding balance until the account is collected, charged-off or returned to accrual status. Loans and leases are generally removed from nonaccrual status when they become current for a sustained period of time and there is no longer concern as to the collectability of principal and interest.

Troubled Debt Restructurings and Loan Modifications When a Borrower is Experiencing Financial Difficulty
Refer to discussion in the “Newly Adopted Accounting Standards” section of Note 1—Significant Accounting Policies and Basis of Presentation.

Loan Charge-Offs and Recoveries
Loan charge-offs are recorded after considering such factors as the borrower’s financial condition, the value of underlying collateral, guarantees, and the status of collection activities. Loan balances considered uncollectible are charged-off against the ALLL and deducted from the carrying value of the related loans. Consumer loans are subject to mandatory charge-off at specified delinquency dates in accordance with regulatory guidelines. The value of the underlying collateral for consumer loans is considered when determining the charge-off amount if repossession is reasonably assured and in process. See Note 4—Loans and Leases for additional information. Realized recoveries of amounts previously charged-off are credited to the ALLL.
Allowance for Loan and Lease Losses
Allowance for Loan and Lease Losses
The ALLL represents management’s best estimate of credit losses expected over the life of the loan or lease, adjusted for expected contractual payments and the impact of prepayment expectations. Estimates for loan and lease losses are determined by analyzing quantitative and qualitative components present as of the evaluation date using the current expected credit loss (“CECL”) methodology in accordance with Financial Accounting Standards Board Accounting Standard Codification (“ASC”) 326 Financial Instruments- Credit Losses. Adjustments to the ALLL are recorded with a corresponding entry to the provision or benefit for credit losses.

The ALLL is calculated based on a variety of considerations, including, but not limited to actual net loss history of the various loan and lease pools, delinquency trends, changes in forecasted economic conditions, loan growth, estimated loan life, and changes in portfolio credit quality. Loans and leases are segregated into pools with similar risk characteristics and each have a model that is utilized to estimate the ALLL. These ALLL models estimate the probability of obligor default (“PD”) and loss given default (“LGD”) for individual loans and leases within each risk pool based on historical loss experience, borrower characteristics, collateral type, forecasts of future economic conditions, expected future recoveries and other factors. The loan and lease level, undiscounted ALLL is calculated by applying the modeled PD and LGD to monthly forecasted loan and lease balances which are adjusted for contractual payments, prior defaults, and prepayments. Prepayment assumptions were developed through a review of BancShares’ historical prepayment activity and considered forecasts of future economic conditions. Forecasted LGDs are adjusted for expected recoveries. Model outputs may be adjusted through a qualitative assessment to reflect trends not captured within the models, which could include economic conditions, credit quality, concentrations, and significant policy and underwriting changes. Risk pools for estimating the ALLL are aggregated into commercial, consumer and SVB Loan portfolios for reporting purposes in Note 5—Allowance for Loan and Lease Losses.

The ALLL models utilize economic variables, including unemployment, gross domestic product, home price index, CRE index, corporate profits, and credit spreads. These economic variables are based on macroeconomic scenario forecasts with a forecast horizon that covers the lives of the loan portfolios. Due to the inherent uncertainty in the macroeconomic forecasts, BancShares utilizes baseline, upside, and downside macroeconomic scenarios and weights the scenarios based on review of variable forecasts for each scenario and comparison to expectations.

When loans do not share risk characteristics similar to others in the pool, the ALLL is evaluated on an individual basis. Given that BancShares' CECL models are loan level models, the number of loans individually evaluated is not significant and consists primarily of loans greater than $500 thousand. A specific ALLL is established, or charge-off is recorded, for the difference between the excess amortized cost of loan and the estimated fair value of the loan, less estimated costs to sell.

Accrued Interest Receivable
BancShares' accounting policies and credit monitoring provide that uncollectible accrued interest is reversed or written off against interest income in a timely manner. Therefore, BancShares elected to not measure an ALLL for accrued interest receivable. Accrued interest receivable is recorded in other assets and is excluded from the amortized cost basis of loans, investment securities available for sale, and investment securities held to maturity.

Unfunded Commitments
A reserve for off-balance sheet exposures is established for unfunded commitments such as unfunded balances for existing lines of credit, deferred purchase agreements (“DPAs”), commitments to extend future credit, as well as both standby and commercial letters of credit, when there is a contractual obligation to extend credit and when this extension of credit is not unconditionally cancellable (i.e. commitment cannot be canceled at any time). We do not recognize an ALLL for commitments that are unconditionally cancellable at our discretion. These unfunded commitments are assessed to determine both the probability of funding as well as the expectation of future losses. BancShares estimates the expected funding amounts and applies its PD and LGD models to those expected funding amounts to estimate the reserve for off-balance sheet exposures. See Note 5—Allowance for Loan and Lease Losses for the provision for off-balance sheet credit exposure and Note 15—Other Liabilities for ending balances for the reserve for off-balance sheet credit exposure.

Lessor Arrangements
Lessor Arrangements
Operating lease equipment is carried at cost less accumulated depreciation. Operating lease equipment is depreciated to its estimated residual value using the straight-line method over the lease term or estimated useful life of the asset. Rail equipment has estimated useful lives of 40-50 years and the useful lives of other equipment are generally 3-10 years.

Where management’s intent is to sell the operating lease equipment and provided specific AHFS accounting criteria are met, the equipment is marked to LOCOM and classified as AHFS and depreciation is no longer recognized. Equipment received at the end of the lease to be sold is marked to LOCOM, with the adjustment recorded in other noninterest income. Initial direct costs are amortized over the lease term.

Sales-type and direct financing leases are carried at the aggregate of lease payments receivable and estimated residual value of the leased property, if applicable, less unearned income. Interest income is recognized over the term of the leases to achieve a constant periodic rate of return on the outstanding investment. Our finance lease activity primarily relates to leasing of new equipment with the equipment purchase price equal to fair value and therefore there is no selling profit or loss at lease commencement.

Lease components are separated from non-lease components that transfer a good or service to the customer; and the non-lease components in our lease contracts are accounted for in accordance with ASC 310 Receivables. BancShares utilizes the operating lease practical expedient for its Rail portfolio leases to not separate non-lease components of railcar maintenance services from associated lease components, and as a result rental income includes the maintenance non-lease component. This practical expedient is available when both of the following are met: (i) the timing and pattern of transfer of the non-lease components and associated lease component are the same and (ii) the lease component, if accounted for separately, would be classified as an operating lease.
We manage and evaluate residual risk by performing periodic reviews of estimated residual values and monitoring levels of residual realizations. A change in estimated operating lease residual values would result in a change in future depreciation expense. A change in estimated finance lease residual values during the lease term impacts the ALLL as the lessor considers both the lease receivable and the unguaranteed residual asset when determining the finance lease ALLL.
Impairment of Operating Lease Equipment
Impairment of Operating Lease Equipment
A review for impairment of our operating lease equipment is performed at least annually or when events or changes in circumstances indicate that the carrying amount of these long-lived assets may not be recoverable. Impairment of long-lived assets is determined by comparing the carrying amount to future undiscounted net cash flows expected to be generated. If a long-lived asset is impaired, the impairment is the amount by which the carrying amount exceeds the fair value of the long-lived asset. Depreciation expense is adjusted when the projected fair value is below the projected book value at the end of the depreciable life.
Lessee Arrangements
Lessee Arrangements
BancShares leases certain branch locations, administrative offices and equipment. Operating lease right of use assets (“ROU assets”) are included in other assets and the associated lease obligations are included in other liabilities. Finance leases are included in premises and equipment and other borrowings. See Note 13—Borrowings for additional information. Leases with an initial term of 12 months or less are not recorded on the Consolidated Balance Sheets; BancShares instead recognizes lease expense for these leases on a straight-line basis over the lease term.

ROU assets represent BancShares' right to use an underlying asset for the lease term and lease liabilities represent BancShares' corresponding obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets also include initial direct costs and pre-paid lease payments made less any lease incentives received. As most of BancShares' leases do not provide an implicit rate, BancShares uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate is determined using secured rates for new FHLB advances under similar terms as the lease at inception.

Most leases include one or more options to renew. The exercise of lease renewal options is at BancShares' sole discretion. When it is reasonably certain BancShares will exercise its option to renew or extend the lease term, the option is included in calculating the value of the ROU asset and lease liability. The depreciable life of assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.
BancShares determines if an arrangement is a lease at inception. BancShares’ lease agreements do not contain any material residual value guarantees or material restrictive covenants. BancShares does not lease any properties or facilities from any related party.
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill is defined in the “Business Combinations” section of Note 1—Significant Accounting Policies and Basis of Presentation. BancShares’ evaluates goodwill for impairment annually as of July 31 (the “Annual Goodwill Impairment Test”), or more frequently if events occur or circumstances change that may trigger a decline in the value of the reporting unit or otherwise indicate that a potential impairment exists.

BancShares applied the acquisition method of accounting for the SVBB Acquisition and CIT Merger and the fair values of the net assets acquired and core deposit intangibles exceeded the purchase price for each transaction. Consequently, there was a gain on acquisition (and no goodwill) related to the SVBB Acquisition and the CIT Merger.

Other finite-lived intangible assets, such as core deposit intangibles, are initially recorded at fair value and are amortized over their average estimated useful lives. Intangible assets are evaluated for impairment when events or changes in circumstances indicate a potential impairment exists.

Other Real Estate Owned
Other Real Estate Owned
Other Real Estate Owned (“OREO”) includes foreclosed real estate property and closed branch properties. Foreclosed real estate property in OREO is initially recorded at the asset’s estimated fair value less costs to sell. Any excess in the recorded investment in the loan over the estimated fair value less costs to sell is charged-off against the ALLL at the time of foreclosure. If the estimated value of the OREO exceeds the recorded investment of the loan, the difference is recorded as a gain within other income.
OREO is subsequently carried at the lower of cost or market value less estimated selling costs and is evaluated at least annually. The periodic evaluations are generally based on the appraised value of the property and may include additional adjustments based upon management’s review of the valuation estimate and specific knowledge of the property. Routine maintenance costs, income and expenses related to the operation of the foreclosed asset, subsequent declines in market value and net gains or losses on disposal are included in collection and foreclosure-related expense.

Premises and Equipment
Premises and Equipment
Premises and equipment are carried at cost less accumulated depreciation. Land is carried at cost. Depreciation expense is generally computed using the straight-line method over the estimated useful lives of the assets. Leasehold improvements and finance lease ROU assets are amortized on a straight-line basis over the lesser of the lease terms or the estimated useful lives of the assets. BancShares reviews premises and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, and when an impairment loss is recognized the adjusted carrying amount will be its new cost basis to depreciate over the remaining useful life of the asset.

Derivative Assets and Liabilities
Derivative Assets and Liabilities
BancShares manages economic risk and exposure to interest rate and foreign currency risk through derivative transactions in over-the-counter markets with other financial institutions. BancShares also offers derivative products to its customers in order for them to manage their interest rate and currency risks. BancShares does not enter into derivative financial instruments for speculative purposes.

Derivatives utilized by BancShares may include swaps, forward settlement contracts, options contracts and risk participations. A swap agreement is a contract between two parties to exchange cash flows based on specified underlying notional amounts, assets and/or indices. Forward settlement contracts are agreements to buy or sell a quantity of a financial instrument, index, currency or commodity at a predetermined future date, and rate or price. An option contract is an agreement that gives the buyer the right, but not the obligation, to buy or sell an underlying asset from or to another party at a predetermined price or rate over a specific period of time. A risk participation is a financial guarantee, in exchange for a fee, that gives the buyer the right to be made whole in the event of a predefined default event.

BancShares documents, at inception, all relationships between hedging instruments and hedged items, as well as the risk management objectives and strategies for undertaking various hedges. Upon executing a derivative contract, BancShares designates the derivative as either a qualifying hedge or nonqualifying hedge (defined below). The designation may change based upon management’s reassessment of circumstances.

In order to manage its interest rate exposure, BancShares enters into fair value hedges of certain fixed rate debt. BancShares recognizes the changes in the fair values of the hedging instrument and hedged item in interest expense for borrowings in the Consolidated Statements of Income.

Derivatives not designated as hedging instruments (“nonqualifying hedges”) are presented in the Consolidated Balance Sheets in other assets or other liabilities, with resulting gains or losses and periodic interest settlements and other changes in fair value reported in other noninterest income.

BancShares provides interest rate derivative contracts to support the business requirements of its customers. The derivative contracts include interest rate swap agreements and interest rate cap and floor agreements wherein BancShares acts as a seller of these derivative contracts to its customers. To mitigate the market risk associated with these customer derivatives, BancShares enters into back-to-back positions with broker-dealers.

BancShares has both bought and sold credit protection in the form of participations in interest rate swaps (risk participations). These risk participations were entered into in the ordinary course of business to facilitate customer credit needs. Swap participations where BancShares has sold credit protection have maturities ranging between 2024 and 2048 and may require BancShares to make payment to the counterparty if the customer fails to make payment on any amounts due to the counterparty upon early termination of the swap transaction.

BancShares uses foreign currency forward contracts, interest rate swaps, and options to hedge interest rate and foreign currency risks arising from its asset and liability mix. These are treated as economic hedges.
All derivative instruments are recorded at their respective fair value. BancShares reports all derivatives on a gross basis in the Consolidated Balance Sheets and does not offset derivative assets and liabilities and cash collateral under master netting agreements except for swap contracts cleared by the Chicago Mercantile Exchange and LCH Clearnet. These swap contracts are accounted as “settled-to-market” and cash variation margin paid or received is characterized as settlement of the derivative exposure. Variation margin balances are offset against the corresponding derivative asset and liability balances on the balance sheet.

Fair value is based on dealer quotes, pricing models, discounted cash flow methodologies, or similar techniques for which the determination of fair value may require significant management judgment or estimation. Valuations of derivative assets and liabilities reflect the value of the instrument including BancShares’ and the counterparty’s credit risk.

BancShares is exposed to credit risk to the extent that the counterparty fails to perform under the terms of a derivative agreement. Losses related to credit risk are reflected in other noninterest income. BancShares manages this credit risk by requiring that all derivative transactions entered into as hedges be conducted with counterparties rated investment grade at the initial transaction by nationally recognized rating agencies, and by setting limits on the exposure with any individual counterparty. In addition, pursuant to the terms of the Credit Support Annexes between BancShares and its counterparties, BancShares may be required to post collateral or may be entitled to receive collateral in the form of cash or highly liquid securities depending on the valuation of the derivative instruments as measured on a daily basis. See Note 14—Derivative Financial Instruments for additional information.

Foreign Exchange Contracts
As a result of the SVBB Acquisition, FCB has foreign exchange forwards and swaps contracts with clients involved in foreign activities, either as the purchaser or seller, depending upon the clients’ needs. These are structured as back-to-back contracts to mitigate the risk of fluctuations in currency rates. The foreign exchange forward contracts are with correspondent banks to economically reduce our foreign exchange exposure related to certain foreign currency denominated instruments.

Equity Warrant Assets
In connection with negotiating credit facilities and certain other services, FCB may obtain rights that include an option to purchase a position in a client company's stock in the form of an equity warrant. The equity warrant assets are primarily in private, venture-backed companies in the technology, life science and healthcare industries and are generally categorized as Level 3 on the fair value hierarchy due to lack of direct observable pricing and a general lack of liquidity due to the private nature of the associated underlying company.
Mortgage Servicing Rights
Mortgage Servicing Rights
Mortgage servicing rights (“MSRs”) represent the right to provide servicing under various loan servicing contracts when servicing is retained in connection with a loan sale or acquired in a business combination. MSRs are initially recorded at fair value and amortized in proportion to, and over the period of, the future net servicing income of the underlying loan. At each reporting period, MSRs are evaluated for impairment based upon the fair value of the rights as compared to the carrying value. See Note 9—Mortgage Servicing Rights for additional information.

Fair Values
Fair Values

Fair Value Hierarchy
BancShares measures the fair value of its financial assets and liabilities in accordance with ASC 820 Fair Value Measurement, which defines fair value, establishes a consistent framework for measuring fair value and requires disclosures about fair value measurements. BancShares categorizes its financial instruments based on the significance of inputs to the valuation techniques according to the following three-tier fair value hierarchy:
•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that are accessible at the measurement date. Level 1 assets and liabilities include equity securities that are traded in an active exchange market.
•Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include certain commercial loans, debt and equity securities with quoted prices that are traded less frequently than exchange-traded instruments or using a third-party pricing service, borrowings, time deposits, deposits with no stated maturity, securities sold under customer repurchase agreements and derivative contracts whose values are determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.
•Level 3 - Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments such as collateral dependent commercial and consumer loans, as well as loans held for sale, certain available for sale corporate securities and derivative contracts, such as equity warrants, whose values are determined using valuation models, discounted cash flow methodologies or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
Per Share Data
Per Share Data
Earnings per common share is computed by dividing net income available to common stockholders by the weighted average number of Class A common stock, par value $1 (“Class A common stock”), and Class B common stock, par value $1 (“Class B common stock”), outstanding during each period. Diluted earnings per common share is computed by dividing net income available to common stockholders by the weighted-average number of common shares outstanding increased by the weighted-average potential impact of dilutive shares. BancShares’ potential dilutive instruments include unvested restricted stock units (“RSUs”). The dilutive effect is computed using the treasury stock method, which assumes the conversion of these instruments. However, in periods when there is a net loss, these shares would not be included in the diluted earnings per common share computation as the result would have an anti-dilutive effect. BancShares had no potential dilutive common shares outstanding prior to the CIT Merger and did not report diluted earnings per common share for prior periods.
Income Taxes
Income Taxes
Income taxes are accounted for using the asset and liability approach as prescribed in ASC 740, Income Taxes. Under this method, a deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is determined based on the currently enacted tax rates applicable to the period in which the differences between the financial statement carrying amounts and tax basis of existing assets and liabilities are expected to be reported in BancShares’ income tax returns. The effect on deferred taxes of a change in tax rates is recognized in income in the period which includes the enactment date. BancShares has adopted the portfolio approach for purposes of releasing residual tax effects within AOCI.

BancShares has unrecognized tax benefits related to the uncertain portion of tax positions BancShares has taken or expects to take. The potential impact of current events on the estimates used to establish income tax expenses and income tax liabilities is continually monitored and evaluated. Income tax positions based on current tax law, positions taken by various tax auditors within the jurisdictions where income tax returns are filed, as well as potential or pending audits or assessments by such tax auditors are evaluated on a periodic basis. BancShares files a consolidated federal income tax return and various combined and separate company state tax returns.
As a result of the Inflation Reduction Act of 2022, effective for tax years beginning after December 31, 2022, BancShares is subject to a Corporate Alternative Minimum Tax (“CAMT”). BancShares treats CAMT that may be applicable to tax years beginning after December 31, 2022 as a period cost.
Bank-Owned Life Insurance (“BOLI”)
Bank-Owned Life Insurance (“BOLI”)
Banks can purchase life insurance policies on the lives of certain officers and employees and are the owner and beneficiary of the policies. These policies, known as BOLI, offset the cost of providing employee benefits. BancShares records BOLI at each policy’s respective cash surrender value (“CSV”), with changes in the CSV recorded as noninterest income in the Consolidated Statements of Income.
Share-Based Compensation
Stock-Based Compensation
BancShares did not have stock-based compensation awards prior to completion of the CIT Merger. Certain CIT employees received grants of RSUs (“CIT RSUs”) or performance stock unit awards (“CIT PSUs”). Upon completion of the CIT Merger and pursuant to the terms of the Merger Agreement, (i) the CIT RSUs and CIT PSUs converted into “BancShares RSUs” based on the 0.062 exchange ratio (the “Exchange Ratio”) and (ii) the BancShares RSUs became subject to the same terms and conditions (including vesting terms, payment timing and rights to receive dividend equivalents) applicable to the CIT RSUs and CIT PSUs, except that vesting for the converted CIT PSUs was no longer subject to any performance goals or metrics. The fair value of the BancShares RSUs was determined based on the closing share price of the Parent Company’s Class A common stock on the CIT Merger Date. The fair value of the BancShares RSUs is (i) included in the purchase price consideration for the portion related to employee services provided prior to completion of the CIT Merger and (ii) recognized in expenses for the portion related to employee services to be provided after completion of the CIT Merger. For “graded vesting” awards, each vesting tranche of the award is amortized separately as if each were a separate award. For “cliff vesting” awards, compensation expense is recognized over the requisite service period. BancShares recognizes the effect of forfeitures in compensation expense when they occur. In the event of involuntary termination of employees after the CIT Merger Date, vesting occurs on the employee termination date for BancShares RSUs subject to change in control provisions. Expenses related to stock-based compensation are included in acquisition-related expenses in the Consolidated Statements of Income. Stock-based compensation is discussed further in Note 22—Employee Benefit Plans.

Members of the CIT Board of Directors had RSU awards, stock settled annual awards, and deferred stock-settled annual awards (collectively, the “CIT Director Equity Awards”), which vested immediately upon the completion of the CIT Merger. The fair value of the CIT Director Equity Awards was determined based on the Exchange Ratio and the closing share price of the Class A common stock on the CIT Merger Date, and was included in the purchase price consideration disclosed in Note 2—Business Combinations.

Defined Benefit Pension Plans and Other Postretirement Benefits
Defined Benefit Pension Plans and Other Postretirement Benefits
BancShares has both funded and unfunded noncontributory defined benefit pension and postretirement plans covering certain employees. The calculation of the obligations and related expenses under the plans require the use of actuarial valuation methods and assumptions. Actuarial assumptions used in the determination of future values of plan assets and liabilities are subject to management judgment and may differ significantly if different assumptions are used. All assumptions are reviewed annually for appropriateness. The discount rate assumption used to measure the plan obligations is based on a yield curve developed from high-quality corporate bonds across a full maturity spectrum. The projected cash flows of the pension plans are discounted based on this yield curve, and a single discount rate is calculated to achieve the same present value. The assumed rate of future compensation increases is based on actual experience and future salary expectations. BancShares also estimates a long-term rate of return on pension plan assets used to estimate the future value of plan assets. In developing the long-term rate of return, BancShares considers such factors as the actual return earned on plan assets, historical returns on the various asset classes in the plans and projections of future returns on various asset classes. In conjunction with the CIT Merger, BancShares assumed the funded and unfunded noncontributory defined benefit pension and postretirement plans of CIT. The postretirement plans acquired were terminated during 2022.
Revenue Recognition
Revenue Recognition
Interest income on held for investment loans is recognized using the effective interest method or on a basis approximating a level rate of return over the life of the asset. Interest income includes components of accretion of the fair value discount on loans and lease receivables recorded in connection with purchase accounting adjustments, which are accreted using the effective interest method as a yield adjustment over the remaining contractual term of the loan and recorded in interest income. If the loan is subsequently classified as held for sale, accretion (amortization) of the discount (premium) will cease. Interest income on loans held for investment and held for sale is included in interest and fees on loans in the Consolidated Statements of Income.

Interest on investment securities and interest on interest-earning deposits at banks is recognized in interest income on an accrual basis. Amortization of premiums and accretion of discounts for investment securities are included in interest on investment securities. Dividends received from marketable equity securities are recognized within interest on investment securities.

BancShares generally acts in a principal capacity, on its own behalf, in its contracts with customers. In these transactions, BancShares recognizes revenues and the related costs to generate those revenues on a gross basis. In certain, circumstances, BancShares acts in an agent capacity, on behalf of the customers with other entities, and recognizes revenues and the related costs to provide BancShares' services on a net basis. BancShares acts as an agent when providing certain cardholder and merchant, insurance, investment management, and brokerage services.
Descriptions of BancShares' noninterest revenue-generating activities are broadly segregated as follows:

Rental income on operating lease equipment – Rental income is recognized on a straight-line basis over the lease term for lease contract fixed payments and is included in noninterest income. Rental income also includes variable lease income which is recognized as earned. The accrual of rental income on operating leases is suspended when the collection of substantially all rental payments is no longer probable and rental income for such leases is recognized when cash payments are received. In the period we conclude that collection of rental payments is no longer probable, accrued but uncollected rental revenue is reversed against rental income.

Fee income and other service charges – These include, but are not limited to, check cashing fees, international banking fees, internet banking fees, wire transfer fees, safe deposit fees, ATM income, as well as capital market-related fees and fees on lines and letters of credit. The performance obligation is fulfilled and revenue is recognized at the point in time the requested service is provided to the customer.

Client investment fees – These are earned from discretionary investment management and related transaction-based services. For discretionary investment management services, revenue is recognized monthly based on the clients’ assets under management. Transaction-based fees are earned on fixed income securities and repurchase agreements when transactions are executed. Amounts paid to third-party providers are not reflected in the transaction price because FCB is an agent for such services.

Wealth management services – These primarily represent sales commissions on various product offerings, transaction fees and trust and asset management fees. The performance obligation for wealth management services is the provision of services to place annuity products issued by the counterparty to investors and the provision of services to manage the client’s assets, including brokerage custodial and other management services. Revenue from wealth management services is recognized over the period in which services are performed, and is based on a percentage of the value of the assets under management/administration.

International fees – These primarily include foreign exchange fees. Foreign exchange fees represent the difference between foreign currency's purchase and sale price in spot contracts. These fees are recognized when contracts are executed with our clients. Fees related to other foreign exchange contracts are recognized outside the scope of ASC 606, Revenue from Contracts with Customers, because they are considered derivatives.

Service charges on deposit accounts – These deposit account-related fees represent monthly account maintenance and transaction-based service fees, such as overdraft fees, stop payment fees and charges for issuing cashier’s checks and money orders. For account maintenance services, revenue is recognized at the end of the statement period when BancShares' performance obligation has been satisfied. Other revenues from transaction-based services are recognized at a point in time when the performance obligation has been completed.

Factoring commissions – These are earned in the Commercial Bank segment and are driven by factoring volumes, principally in the retail sectors. Factoring commissions are charged as a percentage of the invoice amount of the receivables assigned to BancShares. The volume of factoring activity and the commission rates charged impact factoring commission income earned. Factoring commissions are deferred and recognized as income over time based on the underlying terms of the assigned receivables. See Commercial Loans and Leases section for additional commentary on factoring.

Cardholder and Merchant Services – These represent interchange fees from customer debit and credit card transactions earned when a cardholder engages in a transaction with a merchant as well as fees charged to merchants for providing them the ability to accept and process the debit and credit card transaction. Revenue is recognized when the performance obligation has been satisfied, which is upon completion of the card transaction. As BancShares is acting as an agent for the customer and transaction processor, costs associated with cardholder and merchant services transactions are netted against the fee income.

Insurance commissions – These include revenue from insurance on equipment leased to customers, which is recognized over the policy period. We also earn commissions on the issuance of insurance products and services. The commission performance obligation is generally satisfied upon the issuance of the insurance policy and revenue is recognized when the commission payment is remitted by the insurance carrier or policy holder depending on whether the billing is performed by BancShares or the carrier.

Gains on leasing equipment – These are recognized upon completion of sale (sale closing) and transfer of title. The gain is determined based on sales price less book carrying value (net of accumulated depreciation).
BOLI income – This reflects income earned on changes in the CSV of the BOLI policies and proceeds of insurance benefits upon an event of a claim.

Other – This consists of several forms of recurring revenue, such as FHLB dividends. For the remaining transactions, revenue is recognized when, or as, the performance obligation is satisfied. Other items include derivative gains and losses, gain on sales of other assets including OREO, fixed assets and loans, and non-marketable securities.

Newly Adopted Accounting Standards
Newly Adopted Accounting Standards
BancShares adopted the following accounting standards as of January 1, 2023:

ASU 2022-01, Fair Value Hedging - Portfolio Layer Method - Issued March 2022

The amendments in this Accounting Standards Update (“ASU”) allow entities to designate multiple hedged layers of a single closed portfolio and expands the scope of the portfolio layer method to include non-prepayable financial assets. The ASU provides additional guidance on the accounting for and disclosure of hedge basis adjustments under the portfolio layer method. In addition, upon adoption the update permits a one-time reclassification of certain debt securities from the held-to-maturity category to the available-for-sale category if the portfolio layer hedging method is applied to those securities. Upon adoption, we did not make any one-time reclassifications. Adoption of this ASU did not have a material impact on BancShares’ consolidated financial statements and disclosures as BancShares did not have any hedged portfolios.

ASU 2022-02 Financial Instruments—Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures - Issued March 2022 (“ASU 2022-02”)

The amendments in this ASU: (i) eliminated the previous recognition and measurement guidance for troubled debt restructurings (“TDRs”), (ii) required new disclosures for loan modifications when a borrower is experiencing financial difficulty (the “Modification Disclosures”) and (iii) required disclosures of current period gross charge-offs by year of origination in the vintage disclosures (the “Gross Charge-off Vintage Disclosures”).

The Modification Disclosures apply to the following modification types: principal forgiveness, interest rate reductions, other-than-insignificant payment delays, term extensions, or a combination thereof. Creditors are required to disclose the following by loan class: (i) amounts and relative percentages of each modification type, (ii) the financial effect of each modification type, (iii) the performance of the loan in the 12 months following the modification and (iv) qualitative information discussing how the modifications factored into the determination of the ALLL.

BancShares elected to apply the modified retrospective transition method for ALLL recognition and measurement. The adoption of this ASU did not result in a cumulative effect adjustment to retained earnings. The Modification Disclosures and Gross Charge-off Vintage Disclosures are applied prospectively beginning January 1, 2023.

For periods prior to adoption of ASU 2022-02, a loan was considered a TDR when both a modification to a borrower’s debt agreement was made and a concession was granted for economic or legal reasons related to a borrower’s financial difficulties that otherwise would not be granted. TDR concessions could include short-term deferrals of interest, modifications of payment terms or, in certain limited instances, forgiveness of principal or interest. TDR loans can be nonaccrual or accrual, depending on the individual facts and circumstances of the borrower. In circumstances where a portion of the loan balance was charged-off, the remaining balance was typically classified as nonaccrual.

See Note 4—Loans and Leases for TDR disclosures for historical periods prior to adoption of ASU 2022-02 and the Modification Disclosures and Gross Charge-off Vintage Disclosures for periods after ASU 2022-02 was adopted.